Pensions and other post-retirement benefits - Reconciliation of the net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	£ (953)	£ (218)	£ (263)
Cost recognised in the income statement	(235)	(219)	(316)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,594	(821)	(33)
Employer contributions	274	327	419
Other movements	(14)	(22)	(25)
Reclassification to held for sale (note 10)	49	0	0
Closing net defined benefit asset/(liability)	715	(953)	(218)
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	1,520	1,231	1,104
Cost recognised in the income statement	(3)	(13)	(103)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(622)	143	57
Employer contributions	138	156	174
Other movements	2	3	(1)
Reclassification to held for sale (note 10)	0	0	0
Closing net defined benefit asset/(liability)	1,035	1,520	1,231
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	(1,113)	(509)	(552)
Cost recognised in the income statement	(146)	(127)	(132)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,100	(630)	(56)
Employer contributions	110	153	231
Other movements	0	0	0
Reclassification to held for sale (note 10)	27	0	0
Closing net defined benefit asset/(liability)	(22)	(1,113)	(509)
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit liability	(1,360)	(940)	(815)
Cost recognised in the income statement	(86)	(79)	(81)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,116	(334)	(34)
Employer contributions	26	18	14
Other movements	(16)	(25)	(24)
Reclassification to held for sale (note 10)	22	0	0
Closing net defined benefit asset/(liability)	£ (298)	£ (1,360)	£ (940)